Summary of significant accounting policies - Basis of presentation (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Common stock, par value	$ 0.0001
Operating segments	1
Granite Ridge Common Stock
Common stock, par value	$ 0.0001